Long-term Investments, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Long-term Investments [Abstract]
Re-measurement gain or loss of equity investments	¥ 152,200,000		¥ (31,500,000)	¥ 0
Impairment charges for long-term investments	465,600,000	$ 67,512	91,493,000	8,000,000
Equity investments without readily determinable fair value carrying amount	493,100,000		10,400,000	0
Gain loss on equity investments sold without readily determinable fair value sold net of impairment	171,300,000		800,000	0
Loss from equity method investments	211,600,000	$ 30,682	37,179,000	50,531,000
Fair value change	¥ (198,600,000)		¥ (156,000,000)	¥ 24,900,000